ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income Loss [Line Items]
Balance at beginning of period		$ 250,371	$ 231,581	$ 134,975
Balances at end of the period		251,092	250,371	231,581
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net impairment loss recognized in earnings		0	9	26
Total reclassifications before tax		29,380	25,216	22,658
Interest expense		5,856	7,299	9,162
Tax expense (benefit)	$ 1,400	9,363	7,195	(54,851)
Total reclassifications for the period, net of tax		20,017	18,021	77,509
Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, net of tax			(39)	(1,714)
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period				(8,058)
Accumulated other comprehensive income (loss), tax effect at beginning of period				0
Balance at beginning of period		(5,636)	(9,245)	(8,058)
Terminated cash flow hedge				0
Other comprehensive income (loss) before reclassifications		(351)	3,570	(2,901)
Amounts reclassified from AOCL		(49)	39	1,714
Net current period other comprehensive income (loss)		(400)	3,609	(1,187)
Balances at end of the period		(6,036)	(5,636)	(9,245)
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, net of tax		0	0	0
Unrealized Losses on Securities Available For Sale [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period				(516)
Accumulated other comprehensive income (loss), tax effect at beginning of period				181
Balance at beginning of period		162	(3,200)	(335)
Terminated cash flow hedge				0
Other comprehensive income (loss) before reclassifications		(351)	3,570	(2,877)
Amounts reclassified from AOCL		(49)	(208)	12
Net current period other comprehensive income (loss)		(400)	3,362	(2,865)
Balances at end of the period		(238)	162	(3,200)
Unrealized Losses on Securities Available For Sale [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net gains on securities		75	329	7
Net impairment loss recognized in earnings		0	(9)	(26)
Total reclassifications before tax		75	320	(19)
Tax expense (benefit)		26	112	(7)
Total reclassifications for the period, net of tax		49	208	(12)
Disproportionate Tax Effects from Securities Available for Sale [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period				(5,617)
Accumulated other comprehensive income (loss), tax effect at beginning of period				(181)
Balance at beginning of period		(5,798)	(5,798)	(5,798)
Terminated cash flow hedge				0
Other comprehensive income (loss) before reclassifications		0	0	0
Amounts reclassified from AOCL		0	0	0
Net current period other comprehensive income (loss)		0	0	0
Balances at end of the period		(5,798)	(5,798)	(5,798)
Unrealized Losses on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period				(739)
Accumulated other comprehensive income (loss), tax effect at beginning of period				258
Balance at beginning of period		0	0	(481)
Terminated cash flow hedge				370
Other comprehensive income (loss) before reclassifications		0	0	(24)
Amounts reclassified from AOCL		0	0	135
Net current period other comprehensive income (loss)		0	0	111
Balances at end of the period		0	0	0
Unrealized Losses on Cash Flow Hedges [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense				(208)
Tax expense (benefit)				(73)
Total reclassifications for the period, net of tax				(135)
Unrealized Losses on Settled Derivatives [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period				0
Accumulated other comprehensive income (loss), tax effect at beginning of period				0
Balance at beginning of period		0	(247)	0
Terminated cash flow hedge				(370)
Other comprehensive income (loss) before reclassifications		0	0	0
Amounts reclassified from AOCL		0	247	123
Net current period other comprehensive income (loss)		0	247	123
Balances at end of the period		0	0	(247)
Unrealized Losses on Settled Derivatives [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense			(380)	(189)
Tax expense (benefit)			(133)	(66)
Total reclassifications for the period, net of tax			(247)	(123)
Disproportionate Tax Effects from Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period				(1,186)
Accumulated other comprehensive income (loss), tax effect at beginning of period				(258)
Balance at beginning of period		0	0	(1,444)
Terminated cash flow hedge				0
Other comprehensive income (loss) before reclassifications		0	0	0
Amounts reclassified from AOCL		0	0	1,444
Net current period other comprehensive income (loss)		0	0	1,444
Balances at end of the period		$ 0	$ 0	0
Disproportionate Tax Effects from Cash Flow Hedges [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Tax expense (benefit)				$ 1,444